COMMON STOCK (Details) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009	Oct. 14, 2010	Nov. 14, 2001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Beginning Balance (in shares)	191,334	359,997	473,878
Exercised (in shares)	(79,550)	(122,517)	(96,310)
Forfeited or expired (in shares)	(1,678)	(46,146)	(17,571)
Outstanding, Ending Balance (in shares)	110,106	191,334	359,997	473,878
Vested or expected to vest at December 29, 2012 (in shares)	(51,000)
Exercisable at December 29, 2012 (in shares)	59,106
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, Beginning Balance (in dollars per share)	$ 26.60	$ 24.04	$ 23.34
Exercised (in dollars per share)	$ 21.82	$ 21.33	$ 19.80
Forfeited or expired (in dollars per share)	$ 21.84	$ 20.57	$ 28.60
Outstanding, Ending Balance (in dollars per share)	$ 30.13	$ 26.60	$ 24.04	$ 23.34
Vested or expected to vest at December 29, 2012 (in dollars per share)	$ 29.53
Exercisable (in dollars per share)	$ 30.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Average Remaining Contractual Term of Shares Outstanding	1 year 7 months 20 days	1 year 9 months 29 days	2 years 4 months 6 days	2 years 11 months 19 days
Average Remaining Contractual Term of Shares Exercisable	1 year 7 months 2 days
Aggregated Intrinsic Value of Shares Outstanding	$ 845,915	$ 872,441	$ 5,012,758	$ 7,049,362
Total intrinsic value of options exercised	970,698	1,153,067	1,764,674
Aggregate Intrinsic Value of Shares Exercisable	423,790
Nonvested Restricted Awards, Number of Shares [Roll Forward]
Nonvested, Beginning Balance (in shares)	163,000	219,794	173,846
Granted (in shares)	37,433	71,950	79,761
Vested (in shares)	(859)	(113,244)	(17,011)
Forfeited (in shares)	(12,965)	(15,500)	(16,802)
Nonvested, Ending Balance (in shares)	186,609	163,000	219,794	173,846
Nonvested Restricted Awards, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, Beginning Balance (in dollars per share)	$ 31.75	$ 28.17	$ 25.83
Granted (in dollars per share)	$ 35.05	$ 38.19	$ 34.14
Vested (in dollars per share)	$ 29.72	$ 29.13	$ 32.61
Forfeited (in dollars per share)	$ 30.35	$ 30.12	$ 27.77
Nonvested, Ending Balance (in dollars per share)	$ 32.22	$ 31.75	$ 28.17	$ 25.83
Employee Service Share-based Compensation, Nonvested Restricted Awards, Total Compensation Cost Not yet Recognized [Abstract]
Nonvested restricted awards, unrecognized compensation expense	3,200,000	3,400,000	2,800,000	2,300,000
Nonvested restricted awards, weighted-average period to recognize expense	2 years 8 months 5 days	3 years 4 months 13 days	2 years 3 months 18 days	2 years 5 months 19 days
Share-based compensation expense	1,270,000	1,361,000	2,418,000
Income tax benefit from share-based compensation	500,000	500,000	900,000
Cash received from option exercises and share issuances under plans	2,000,000	3,000,000	2,300,000
Actual tax benefit realized from option exercises and share issuances under plans	765,000	684,000	598,000
Shares reserved for future issuance (in shares)	2,500,000
Stock Repurchase Program [Abstract]
Shares authorized for repurchase (in shares)					2,000,000	2,500,000
Repurchase of shares (in shares)			144,900
Cumulative total authorized shares available for repurchase (in shares)	3,000,000
Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate from fair market value on purchase date (in hundredths)	85.00%
Stock Retainer Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Multiplier of retainer fee (in hundredths)	110.00%
Stock Retainer Plan expense	$ 500,000	$ 500,000	$ 500,000
LTSIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for LTSIP (in shares)			1,000,000
Unused shares from prior plans (in shares)			1,600,000
Additional shares authorized per year, maximum (in shares)			200,000